FINANCIAL RISK MANAGEMENT - Schedule of Drawn and Undrawn Exposures and Expected Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	£ 8,363	£ 4,478
Loans and advances to customers	435,627	430,829
Reverse repurchase agreements	39,259	49,708
Net carrying amount	435,627	430,829
Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	8,372	4,478
Loans and advances to customers	440,102	434,633
Reverse repurchase agreements	39,259	49,708
Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	312,338	308,344
Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,992	14,287
Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,317	9,557
Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,573	14,276
Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,790	11,960
Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	367,010	358,424
Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76,290	76,676
Gross drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(3,198)	(467)
Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,550	2,996
Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	35,709	46,712
Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	9	0
Loans and advances to customers	4,475	3,804
Reverse repurchase agreements	0	0
Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,207	836
Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	666	442
Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	610	418
Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	250	296
Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	81
Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,816	2,073
Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,659	1,331
Expected credit losses in respect of drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	400
Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	127,369	127,684
Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,444	17,151
Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57,913	59,037
Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,712	6,738
Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,925	1,985
Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	900	896
Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83,894	85,807
Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	43,473	41,376
Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	501
Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	304	194
Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	97	79
Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	68	27
Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	172	110
Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	132	84
Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	8,369	4,478
Loans and advances to customers	362,766	382,366
Reverse repurchase agreements	39,259	49,708
Stage 1 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	257,517	273,629
Stage 1 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,416	11,918
Stage 1 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,357	8,181
Stage 1 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,174	12,247
Stage 1 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,990	11,198
Stage 1 £m | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	303,454	317,173
Stage 1 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62,510	65,660
Stage 1 £m | Gross drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(3,198)	(467)
Stage 1 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,550	2,996
Stage 1 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	35,709	46,712
Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	9	0
Loans and advances to customers	678	909
Reverse repurchase agreements	0	0
Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	91	48
Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	120	96
Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	169	126
Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	93	106
Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	14
Stage 1 £m | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	486	390
Stage 1 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	192	119
Stage 1 £m | Expected credit losses in respect of drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	400
Stage 1 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Net carrying amount		400
Stage 1 £m | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	120,492	122,903
Stage 1 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,086	16,971
Stage 1 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54,319	56,480
Stage 1 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,051	6,401
Stage 1 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,924	1,985
Stage 1 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	900	896
Stage 1 £m | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	79,280	82,733
Stage 1 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41,210	39,669
Stage 1 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	501
Stage 1 £m | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	122	103
Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	53	48
Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	10
Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Stage 1 £m | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	75	62
Stage 1 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	41
Stage 1 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	3	0
Loans and advances to customers	60,103	34,884
Reverse repurchase agreements	0	0
Stage 2 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41,783	21,798
Stage 2 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,287	2,077
Stage 2 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,713	1,105
Stage 2 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,245	1,828
Stage 2 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	643	593
Stage 2 £m | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49,671	27,401
Stage 2 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,432	7,483
Stage 2 £m | Gross drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	1,792	1,112
Reverse repurchase agreements	0	0
Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	552	394
Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	433	218
Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	315	153
Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	74
Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	15
Stage 2 £m | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,394	854
Stage 2 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	398	258
Stage 2 £m | Expected credit losses in respect of drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,683	4,556
Stage 2 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	274	95
Stage 2 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,549	2,502
Stage 2 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	644	319
Stage 2 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,468	2,916
Stage 2 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,215	1,640
Stage 2 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	178	86
Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	31
Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	17
Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	97	48
Stage 2 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	38
Stage 2 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	7,611	6,406
Reverse repurchase agreements	0	0
Stage 3 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,416	1,940
Stage 3 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	289	292
Stage 3 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	247	271
Stage 3 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	201
Stage 3 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	157	169
Stage 3 £m | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,263	2,873
Stage 3 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,348	3,533
Stage 3 £m | Gross drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	1,752	1,573
Reverse repurchase agreements	0	0
Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	311	184
Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	128
Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	126	139
Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	116
Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	52
Stage 3 £m | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	683	619
Stage 3 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,069	954
Stage 3 £m | Expected credit losses in respect of drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	127	153
Stage 3 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	13
Stage 3 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	55
Stage 3 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	18
Stage 3 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	79	86
Stage 3 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	67
Stage 3 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
Stage 3 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	9,622	10,977
Reverse repurchase agreements	0	0
POCI £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,622	10,977
POCI £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,622	10,977
POCI £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	253	210
Reverse repurchase agreements	0	0
POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	210
POCI £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	210
POCI £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of drawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	72
POCI £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	72
POCI £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	72
POCI £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	1,093	4,108
CMS 1–5 | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,920	11,712
CMS 1–5 | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,292	2,901
CMS 1–5 | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,752	10,399
CMS 1–5 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1–5 | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
CMS 1–5 | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,266	18,994
CMS 1–5 | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
CMS 1–5 | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
CMS 1–5 | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	1,093	4,108
CMS 1–5 | Stage 1 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,906	11,678
CMS 1–5 | Stage 1 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,292	2,901
CMS 1–5 | Stage 1 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,752	10,399
CMS 1–5 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1–5 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
CMS 1–5 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 1 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,266	18,993
CMS 1–5 | Stage 1 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
CMS 1–5 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
CMS 1–5 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1–5 | Stage 2 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	34
CMS 1–5 | Stage 2 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 2 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1–5 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 2 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
CMS 1–5 | Stage 2 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1–5 | Stage 3 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 3 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1–5 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Stage 3 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1–5 | POCI £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | POCI £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | POCI £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 1–5 | POCI £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | POCI £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | POCI £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | POCI £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | POCI £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | POCI £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | POCI £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,263	368
CMS 6–10 | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,982	20,131
CMS 6–10 | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	258	95
CMS 6–10 | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	31,957	36,313
CMS 6–10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	9	0
CMS 6–10 | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	21
CMS 6–10 | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,542	13,033
CMS 6–10 | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	501
CMS 6–10 | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	13
CMS 6–10 | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,263	368
CMS 6–10 | Stage 1 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,689	19,822
CMS 6–10 | Stage 1 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	258	95
CMS 6–10 | Stage 1 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	31,957	36,313
CMS 6–10 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	9	0
CMS 6–10 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	21
CMS 6–10 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 1 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,508	12,986
CMS 6–10 | Stage 1 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	501
CMS 6–10 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	13
CMS 6–10 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 6–10 | Stage 2 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	293	309
CMS 6–10 | Stage 2 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 2 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 6–10 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
CMS 6–10 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 2 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	34	47
CMS 6–10 | Stage 2 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
CMS 6–10 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 6–10 | Stage 3 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 3 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 6–10 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Stage 3 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 6–10 | POCI £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | POCI £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 6–10 | POCI £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | POCI £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | POCI £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | POCI £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	16	2
CMS 11–14 | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35,609	35,432
CMS 11–14 | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11–14 | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	206	159
CMS 11–14 | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,953	8,449
CMS 11–14 | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	39
CMS 11–14 | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	13	2
CMS 11–14 | Stage 1 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30,646	31,979
CMS 11–14 | Stage 1 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 1 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11–14 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	83
CMS 11–14 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 1 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,657	7,237
CMS 11–14 | Stage 1 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27	21
CMS 11–14 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	3	0
CMS 11–14 | Stage 2 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,963	3,453
CMS 11–14 | Stage 2 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 2 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11–14 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	76
CMS 11–14 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 2 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,296	1,212
CMS 11–14 | Stage 2 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27	18
CMS 11–14 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11–14 | Stage 3 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 3 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 3 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11–14 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Stage 3 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 3 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11–14 | POCI £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | POCI £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 11–14 | POCI £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | POCI £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | POCI £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | POCI £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,609	5,013
CMS 15–18 | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	285	157
CMS 15–18 | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,579	800
CMS 15–18 | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	23
CMS 15–18 | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | Stage 1 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,257	2,181
CMS 15–18 | Stage 1 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 1 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	14
CMS 15–18 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 1 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	779	453
CMS 15–18 | Stage 1 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	6
CMS 15–18 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | Stage 2 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,352	2,832
CMS 15–18 | Stage 2 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 2 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	239	143
CMS 15–18 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 2 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	800	347
CMS 15–18 | Stage 2 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42	17
CMS 15–18 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | Stage 3 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 3 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 3 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Stage 3 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 3 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | POCI £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | POCI £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 15–18 | POCI £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | POCI £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | POCI £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | POCI £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	822	855
CMS 19 | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	39
CMS 19 | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	33
CMS 19 | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	3
CMS 19 | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 1 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	0
CMS 19 | Stage 1 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 1 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 1 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 2 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	810	855
CMS 19 | Stage 2 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 2 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	39
CMS 19 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 2 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	33
CMS 19 | Stage 2 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	3
CMS 19 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 3 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 3 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Stage 3 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | POCI £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | POCI £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | POCI £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | POCI £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | POCI £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | POCI £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,348	3,533
CMS 20–23 | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,069	954
CMS 20–23 | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	67
CMS 20–23 | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
CMS 20–23 | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Stage 1 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 1 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 1 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 1 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 1 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Stage 2 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 2 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 2 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Stage 3 £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,348	3,533
CMS 20–23 | Stage 3 £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 3 £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,069	954
CMS 20–23 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Stage 3 £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	67
CMS 20–23 | Stage 3 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
CMS 20–23 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | POCI £m | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | POCI £m | Gross drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | POCI £m | Gross drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | POCI £m | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | POCI £m | Expected credit losses in respect of drawn exposures | Banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | POCI £m | Expected credit losses in respect of drawn exposures | Customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | POCI £m | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | POCI £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | POCI £m | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | POCI £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	275,781	280,434
RMS 1–3 | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,592	5,091
RMS 1–3 | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	660	1,428
RMS 1–3 | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,712	9,223
RMS 1–3 | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,916	9,943
RMS 1–3 | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	194
RMS 1–3 | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	9
RMS 1–3 | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	5
RMS 1–3 | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	75	85
RMS 1–3 | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	7
RMS 1–3 | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,162	17,014
RMS 1–3 | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39,414	47,508
RMS 1–3 | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,176	5,126
RMS 1–3 | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	318	277
RMS 1–3 | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	702	598
RMS 1–3 | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 1–3 | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	25
RMS 1–3 | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
RMS 1–3 | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 1 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	250,937	270,649
RMS 1–3 | Stage 1 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,587	5,076
RMS 1–3 | Stage 1 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	659	1,426
RMS 1–3 | Stage 1 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,969	8,758
RMS 1–3 | Stage 1 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,588	9,715
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	48
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	9
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	5
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	79
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	3
RMS 1–3 | Stage 1 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,003	16,947
RMS 1–3 | Stage 1 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39,384	47,427
RMS 1–3 | Stage 1 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,174	5,123
RMS 1–3 | Stage 1 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	318	277
RMS 1–3 | Stage 1 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	702	598
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	23
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24,844	9,785
RMS 1–3 | Stage 2 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	15
RMS 1–3 | Stage 2 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
RMS 1–3 | Stage 2 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	743	465
RMS 1–3 | Stage 2 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	328	228
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	180	146
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	6
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
RMS 1–3 | Stage 2 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	159	67
RMS 1–3 | Stage 2 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	81
RMS 1–3 | Stage 2 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	3
RMS 1–3 | Stage 2 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	2
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,945	11,259
RMS 4–6 | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,938	7,115
RMS 4–6 | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,353	6,293
RMS 4–6 | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,708	3,748
RMS 4–6 | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,524	1,651
RMS 4–6 | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	150	104
RMS 4–6 | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136	101
RMS 4–6 | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	114	102
RMS 4–6 | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	41
RMS 4–6 | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	19
RMS 4–6 | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	145	49
RMS 4–6 | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,330	10,971
RMS 4–6 | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,004	1,408
RMS 4–6 | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,259	1,180
RMS 4–6 | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	198	298
RMS 4–6 | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 4–6 | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	44
RMS 4–6 | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	9
RMS 4–6 | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 4–6 | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 4–6 | Stage 1 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,557	2,971
RMS 4–6 | Stage 1 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,497	6,023
RMS 4–6 | Stage 1 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,902	5,794
RMS 4–6 | Stage 1 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,778	2,904
RMS 4–6 | Stage 1 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,311	1,386
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	58
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90	79
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	22
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	11
RMS 4–6 | Stage 1 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	24
RMS 4–6 | Stage 1 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,355	8,811
RMS 4–6 | Stage 1 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,618	1,180
RMS 4–6 | Stage 1 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,259	1,180
RMS 4–6 | Stage 1 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	198	298
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	22
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	5
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 4–6 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 4–6 | Stage 2 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,388	8,288
RMS 4–6 | Stage 2 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,441	1,092
RMS 4–6 | Stage 2 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	451	499
RMS 4–6 | Stage 2 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	930	844
RMS 4–6 | Stage 2 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	213	265
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	140	104
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	70	43
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	23
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	19
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	8
RMS 4–6 | Stage 2 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	25
RMS 4–6 | Stage 2 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,975	2,160
RMS 4–6 | Stage 2 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	386	228
RMS 4–6 | Stage 2 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 2 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	22
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	4
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,466	2,267
RMS 7–9 | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,578	1,442
RMS 7–9 | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,381	1,224
RMS 7–9 | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	750	881
RMS 7–9 | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90	88
RMS 7–9 | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	64
RMS 7–9 | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	214	100
RMS 7–9 | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	152	72
RMS 7–9 | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	20
RMS 7–9 | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	3
RMS 7–9 | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	3
RMS 7–9 | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,002	414
RMS 7–9 | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	412	145
RMS 7–9 | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	348	527
RMS 7–9 | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	6
RMS 7–9 | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	6
RMS 7–9 | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	9
RMS 7–9 | Stage 1 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,332	819
RMS 7–9 | Stage 1 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,724	938
RMS 7–9 | Stage 1 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	425	583
RMS 7–9 | Stage 1 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	29
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	39
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	5
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	580	242
RMS 7–9 | Stage 1 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	97
RMS 7–9 | Stage 1 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	347	527
RMS 7–9 | Stage 1 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	3
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	1
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 2 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,443	2,258
RMS 7–9 | Stage 2 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,246	623
RMS 7–9 | Stage 2 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	657	286
RMS 7–9 | Stage 2 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	325	298
RMS 7–9 | Stage 2 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90	88
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	64
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	167	71
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	33
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	15
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	3
RMS 7–9 | Stage 2 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	3
RMS 7–9 | Stage 2 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	422	172
RMS 7–9 | Stage 2 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	159	48
RMS 7–9 | Stage 2 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 7–9 | Stage 2 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	3
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	5
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	734	355
RMS 10 | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	227	112
RMS 10 | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	252	92
RMS 10 | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	69
RMS 10 | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	2
RMS 10 | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	15
RMS 10 | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	22
RMS 10 | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	16
RMS 10 | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	7
RMS 10 | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
RMS 10 | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	31
RMS 10 | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42	12
RMS 10 | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
RMS 10 | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
RMS 10 | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	53	18
RMS 10 | Stage 1 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	2
RMS 10 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	1
RMS 10 | Stage 1 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	734	355
RMS 10 | Stage 2 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	227	112
RMS 10 | Stage 2 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	199	74
RMS 10 | Stage 2 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	69
RMS 10 | Stage 2 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	2
RMS 10 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	15
RMS 10 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	22
RMS 10 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	14
RMS 10 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	7
RMS 10 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
RMS 10 | Stage 2 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	31
RMS 10 | Stage 2 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	11
RMS 10 | Stage 2 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
RMS 10 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
RMS 10 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,374	1,112
RMS 11–13 | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	368	235
RMS 11–13 | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	424	249
RMS 11–13 | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	150	154
RMS 11–13 | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	98	107
RMS 11–13 | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136	65
RMS 11–13 | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	82
RMS 11–13 | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	166	84
RMS 11–13 | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	27
RMS 11–13 | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	0
RMS 11–13 | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	58
RMS 11–13 | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61	29
RMS 11–13 | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 11–13 | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 11–13 | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	3
RMS 11–13 | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	6
RMS 11–13 | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	5
RMS 11–13 | Stage 1 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 11–13 | Stage 1 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	91	97
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 11–13 | Stage 1 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 2 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,374	1,112
RMS 11–13 | Stage 2 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	368	235
RMS 11–13 | Stage 2 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	405	244
RMS 11–13 | Stage 2 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	148	152
RMS 11–13 | Stage 2 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	10
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136	65
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	82
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	163	83
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	27
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 2 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	0
RMS 11–13 | Stage 2 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	58
RMS 11–13 | Stage 2 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61	29
RMS 11–13 | Stage 2 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 2 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	3
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	6
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,038	12,917
RMS 14 | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	289	292
RMS 14 | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	247	271
RMS 14 | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	201
RMS 14 | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	157	169
RMS 14 | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	564	394
RMS 14 | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	128
RMS 14 | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	126	139
RMS 14 | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	116
RMS 14 | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	52
RMS 14 | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	85
RMS 14 | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	55
RMS 14 | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	18
RMS 14 | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,416	1,940
RMS 14 | Stage 3 £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	289	292
RMS 14 | Stage 3 £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	247	271
RMS 14 | Stage 3 £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	201
RMS 14 | Stage 3 £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	157	169
RMS 14 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	311	184
RMS 14 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	128
RMS 14 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	126	139
RMS 14 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	116
RMS 14 | Stage 3 £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	52
RMS 14 | Stage 3 £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	13
RMS 14 | Stage 3 £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	55
RMS 14 | Stage 3 £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	18
RMS 14 | Stage 3 £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Gross drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,622	10,977
RMS 14 | POCI £m | Gross drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Gross drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Gross drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Gross drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	210
RMS 14 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of drawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Gross undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	72
RMS 14 | POCI £m | Gross undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Gross undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Gross undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Gross undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | POCI £m | Expected credit losses in respect of undrawn exposures | Retail – other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	501
CMS | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 1 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	501
CMS | Stage 1 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 2 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Stage 3 £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI £m | Gross undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | POCI £m | Expected credit losses in respect of undrawn exposures | Other £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0